Vessels, Net - Schedule of Vessels, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Vessel Cost
Beginning balance	$ 1,438,790	$ 1,267,622
Transfer from Advances for vessels	192,819	165,353
Transfer from Right-of-use asset		32,160
Transfer to Assets held for sale	(33,674)	(26,345)
Vessels sales	(46,330)
Ending balance	1,551,605	1,438,790
Accumulated Depreciation
Beginning balance	(437,670)	(403,231)
Transfer from Right-of-use asset		(1,523)
Transfer to Assets held for sale	9,866	15,301
Depreciation	(54,129)	(48,217)
Vessels sales	21,846
Ending balance	(460,087)	(437,670)
Net Book Value
Beginning balance	1,001,120	864,391
Transfer from Advances for vessels	192,819	165,353
Transfer from Right-of-use asset		30,637
Transfer to Assets held for sale	23,808	11,044
Depreciation	(54,129)	(48,217)
Vessels sales	(24,484)
Ending balance	$ 1,091,518	$ 1,001,120